Income Tax	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
INCOME TAX
5.	INCOME TAX

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Major components of income tax expense for the year are:

Income statement
Current income tax charge/(benefit)	-	-	-

Statement of changes in equity
Income tax expense reported in equity	-	-	-

A reconciliation of income tax expense/(benefit) applicable to accounting profit/(loss) before income as at the statutory income tax rate to income tax expense/(benefit) at the Group’s effective income tax rate for the year is as follows:

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Loss from ordinary activities before income tax expense	(51,871,823)	(139,446,204)	(5,450,213)
Domestic tax rate for the Company	(12,967,956)	(34,861,551)	(1,231,682)

Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	-	-	1,137,734
Non-deductible fair value adjustments on restructure	9,357,956	30,745,254	-
Current year deferred tax assets (non-tax losses) not recognised	3,765,740	4,095,259	93,949
Accounting differences between IFRS and Austrian GAAP	(171,369)	-	-
Tax rate differential	15,629	21,038	-
	-	-	-

Unrecognised deferred tax assets have not been recognised in respect of the following items:

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Unrecognised temporary differences
Deferred tax assets at the respective rates of 0%, 21% and 23.0% (2024: 23.0%) as described below
Start-up organisational expenses	23,562,382	14,548,197	-
Exploration costs deducted for tax purposes	8,831,110	7,257,748	6,326,621
Carry forward tax losses	20,943,812	16,175,180	-
	53,337,304	37,981,125	6,326,621

Deferred tax liabilities at the respective rates of 0%, 21% and 23.0% (2024: 23.0%) as described below
Prepayments	-	-	-
Net unrecognised deferred tax asset/(liability)	12,215,209	8,768,199	1,455,123

Potential future income tax benefits arising from tax losses have not been brought to account at 30 June 2025, 2024 and 2023 because the directors do not believe it is appropriate to regard realisation of the future income tax benefits as probable. These benefits will only be obtained if:

◾	assessable income is derived of a nature and of amount sufficient to enable the benefit from the deductions to be realised;

◾	the Group continues to comply with the conditions for deductibility imposed by law; and

◾	no changes in tax legislation adversely affect the realisation of the benefit from the deductions.

The Group is subject to taxation for its consolidated subsidiaries at the rates applicable in the respective tax jurisdictions:

◾	Austria - Profits are taxed at the standard corporate income tax (CIT) rate of 23% in Austria (30 June 2024: 23%), regardless of whether profits are retained or distributed. For the net unrecognised deferred tax asset as of 30 June 2025 a tax rate of 23% was used (30 June 2024: 23%) based on the assessment of the future utilization by the management. Tax losses can be carried forward in Austria without time limitation. In general Tax losses carried forward can be offset against taxable income only up to a maximum of 75% of the taxable income for any given year.

◾	United States - The profits are taxed at the rate of 21% at the US Federal taxation level, without being subject to state taxation in the United States.

◾	United Kingdom – Profits are taxed at the rate of 25%.

◾	British Virgin Islands - BVI Business companies are exempt from any taxation, regardless their source of income.